EXEMPT PARTIES-IN-INTEREST TRANSACTIONS (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends	$ 10,522,016
Common stock - Jack Henry & Associates, Inc.
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	655,419	741,864
Cost basis	$ 54,447,479	$ 58,096,291
Dividends	$ 1,594,070